Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-77.37%
Acadia Pharmaceuticals, Inc.(b)(c)	264,918	$7,746,202
Alkermes PLC(b)(c)	227,200	6,652,416
Amicus Therapeutics, Inc.(b)(c)	575,831	7,842,818
Avid Bioservices, Inc.(b)(c)	437,930	5,544,194
Biogen, Inc.(b)	40,918	11,055,634
BioMarin Pharmaceutical, Inc.(b)	134,845	11,856,921
Catalyst Pharmaceuticals, Inc.(b)	560,100	7,746,183
Dynavax Technologies Corp.(b)(c)	610,651	8,543,007
Exelixis, Inc.(b)	350,027	6,899,032
Gilead Sciences, Inc.	157,856	12,019,156
Halozyme Therapeutics, Inc.(b)	198,942	8,546,548
Ironwood Pharmaceuticals, Inc.(b)(c)	616,774	6,840,024
MannKind Corp.(b)(c)	1,451,934	6,635,338
Myriad Genetics, Inc.(b)	298,325	6,667,564
Neurocrine Biosciences, Inc.(b)	72,255	7,362,062
PTC Therapeutics, Inc.(b)(c)	115,837	4,672,865
Regeneron Pharmaceuticals, Inc.(b)	16,571	12,294,191
TG Therapeutics, Inc.(b)(c)	235,258	4,867,488
United Therapeutics Corp.(b)	57,377	13,926,545
Veracyte, Inc.(b)(c)	260,231	7,143,341
Vericel Corp.(b)(c)	192,380	6,910,290
Vertex Pharmaceuticals, Inc.(b)	37,193	13,104,582
Viking Therapeutics, Inc.(b)	297,016	4,306,732
Xencor, Inc.(b)	235,585	5,722,360
		194,905,493
Life Sciences Tools & Services-15.18%
Illumina, Inc.(b)	60,695	11,662,544
Pacific Biosciences of California, Inc.(b)(c)	538,695	7,116,161
QIAGEN N.V.(b)	270,071	12,644,724
Repligen Corp.(b)(c)	39,788	6,826,030
		38,249,459
	Shares	Value
Pharmaceuticals-7.49%
Catalent, Inc.(b)(c)	177,446	$8,609,680
Cymabay Therapeutics, Inc.(b)	785,832	10,255,107
		18,864,787
Total Common Stocks & Other Equity Interests (Cost $227,467,693)		252,019,739
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $134,244)	134,244	134,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $227,601,937)		252,153,983
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.57%
Invesco Private Government Fund, 5.24%(d)(e)(f)	13,803,292	13,803,292
Invesco Private Prime Fund, 5.38%(d)(e)(f)	35,494,179	35,494,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,294,555)		49,297,471
TOTAL INVESTMENTS IN SECURITIES-119.66% (Cost $276,896,492)		301,451,454
OTHER ASSETS LESS LIABILITIES-(19.66)%		(49,536,664)
NET ASSETS-100.00%		$251,914,790
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$294,606	$441,898	$(602,260)	$-	$-	$134,244	$2,881
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,396,545	54,368,551	(50,961,804)	-	-	13,803,292	177,376*
Invesco Private Prime Fund	26,733,973	114,035,175	(105,274,941)	8,003	(8,031)	35,494,179	481,893*
Total	$37,425,124	$168,845,624	$(156,839,005)	$8,003	$(8,031)	$49,431,715	$662,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Building Products-13.19%
Griffon Corp.(b)	174,151	$7,265,580
Owens Corning	52,246	7,313,918
Tecnoglass, Inc.(b)	131,273	6,180,333
Trane Technologies PLC	61,635	12,292,484
		33,052,315
Construction & Engineering-8.63%
Comfort Systems USA, Inc.(b)	38,409	6,682,014
EMCOR Group, Inc.	34,616	7,443,824
Sterling Infrastructure, Inc.(b)(c)	125,235	7,512,848
		21,638,686
Construction Machinery & Heavy Transportation Equipment-2.75%
Terex Corp.(b)	117,735	6,902,803
Construction Materials-11.80%
Eagle Materials, Inc.	33,880	6,246,456
Martin Marietta Materials, Inc.	26,057	11,633,408
Vulcan Materials Co.	53,028	11,692,674
		29,572,538
Forest Products-2.90%
Louisiana-Pacific Corp.	95,308	7,255,798
Homebuilding-54.00%
Cavco Industries, Inc.(b)(c)	20,110	5,945,522
D.R. Horton, Inc.	97,769	12,418,618
Dream Finders Homes, Inc., Class A(b)(c)	329,293	8,396,971
Green Brick Partners, Inc.(c)	115,539	6,530,264
Installed Building Products, Inc.(b)	52,237	7,732,121
KB Home	131,992	7,123,608
Lennar Corp., Class A	96,679	12,261,798
M.D.C. Holdings, Inc.	139,915	7,174,841
M/I Homes, Inc.(c)	81,648	8,164,800
Meritage Homes Corp.(b)	49,104	7,314,041
NVR, Inc.(c)	1,841	11,610,156
PulteGroup, Inc.	157,618	13,301,383
Taylor Morrison Home Corp., Class A(c)	133,361	6,457,340
Toll Brothers, Inc.	88,595	7,116,836
	Shares	Value
Homebuilding-(continued)
TopBuild Corp.(b)(c)	27,478	$7,527,049
Tri Pointe Homes, Inc.(b)(c)	195,689	6,238,565
		135,313,913
Other Specialty Retail-4.24%
Tractor Supply Co.(b)	47,384	10,613,542
Specialized Consumer Services-2.51%
Frontdoor, Inc.(c)	180,137	6,290,384
Total Common Stocks & Other Equity Interests (Cost $195,773,420)		250,639,979
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $158,461)	158,461	158,461
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $195,931,881)		250,798,440
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.54%
Invesco Private Government Fund, 5.24%(d)(e)(f)	7,397,435	7,397,435
Invesco Private Prime Fund, 5.38%(d)(e)(f)	19,021,977	19,021,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,418,947)		26,419,412
TOTAL INVESTMENTS IN SECURITIES-110.63% (Cost $222,350,828)		277,217,852
OTHER ASSETS LESS LIABILITIES-(10.63)%		(26,631,927)
NET ASSETS-100.00%		$250,585,925
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,257	$935,305	$(929,101)	$-	$-	$158,461	$1,762
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,829,706	$28,822,806	$(25,255,077)	$-	$-	$7,397,435	$68,838*
Invesco Private Prime Fund	9,847,815	72,466,621	(63,292,187)	578	(850)	19,021,977	181,388*
Total	$13,829,778	$102,224,732	$(89,476,365)	$578	$(850)	$26,577,873	$251,988

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Gas Utilities-2.37%
National Fuel Gas Co.(b)	70,807	$3,760,560
Oil & Gas Exploration & Production-69.97%
Antero Resources Corp.(c)	156,662	4,190,709
APA Corp.	199,047	8,059,412
California Resources Corp.(b)	92,980	4,960,483
Callon Petroleum Co.(b)(c)	110,087	4,134,868
Chesapeake Energy Corp.(b)	83,557	7,047,197
Chord Energy Corp.(b)	24,505	3,843,364
Civitas Resources, Inc.(b)	52,083	3,898,933
CNX Resources Corp.(b)(c)	227,947	4,650,119
Comstock Resources, Inc.(b)	350,285	4,466,134
Coterra Energy, Inc.(b)	261,898	7,212,671
Earthstone Energy, Inc., Class A(b)(c)	270,688	4,325,594
EQT Corp.(b)	188,257	7,940,680
Gulfport Energy Corp.(c)	36,881	3,778,458
Magnolia Oil & Gas Corp., Class A(b)	179,143	3,968,018
Matador Resources Co.	77,869	4,331,853
Murphy Oil Corp.(b)	100,621	4,353,871
Ovintiv, Inc.(b)	186,801	8,609,658
PDC Energy, Inc.	51,324	3,894,978
Permian Resources Corp.(b)	374,517	4,378,104
Range Resources Corp.(b)	125,915	3,957,508
SM Energy Co.	130,550	4,737,660
Southwestern Energy Co.(c)	702,573	4,552,673
		111,292,945
Oil & Gas Refining & Marketing-27.66%
CVR Energy, Inc.(b)	150,514	5,529,884
Delek US Holdings, Inc.(b)	161,111	4,445,053
HF Sinclair Corp.	156,485	8,151,304
Marathon Petroleum Corp.	61,407	8,168,359
Par Pacific Holdings, Inc.(c)	170,827	5,377,634
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A(b)	96,803	$4,592,334
Valero Energy Corp.	59,995	7,733,955
		43,998,523
Total Common Stocks & Other Equity Interests (Cost $153,883,728)		159,052,028
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $102,917)	102,917	102,917
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $153,986,645)		159,154,945
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.78%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,154,713	14,154,713
Invesco Private Prime Fund, 5.38%(d)(e)(f)	36,397,832	36,397,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,550,009)		50,552,545
TOTAL INVESTMENTS IN SECURITIES-131.84% (Cost $204,536,654)		209,707,490
OTHER ASSETS LESS LIABILITIES-(31.84)%		(50,649,442)
NET ASSETS-100.00%		$159,058,048
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$108,993	$1,448,115	$(1,454,191)	$-	$-	$102,917	$1,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,820,927	39,247,273	(30,913,487)	-	-	14,154,713	128,477*
Invesco Private Prime Fund	14,968,098	72,973,710	(51,546,160)	2,576	(392)	36,397,832	331,693*
Total	$20,898,018	$113,669,098	$(83,913,838)	$2,576	$(392)	$50,655,462	$461,324

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Agricultural Products & Services-11.52%
Archer-Daniels-Midland Co.	181,546	$15,424,148
Bunge Ltd.(b)	80,946	8,796,402
Fresh Del Monte Produce, Inc.	274,290	7,290,628
		31,511,178
Brewers-3.08%
Molson Coors Beverage Co., Class B	120,656	8,418,169
Food Distributors-9.04%
Andersons, Inc. (The)	179,970	8,786,135
Performance Food Group Co.(c)	133,189	7,959,375
US Foods Holding Corp.(c)	186,308	7,960,941
		24,706,451
Food Retail-10.64%
Kroger Co. (The)	277,510	13,498,086
Sprouts Farmers Market, Inc.(b)(c)	206,114	8,089,975
Weis Markets, Inc.	112,984	7,495,359
		29,083,420
Packaged Foods & Meats-52.94%
Adecoagro S.A. (Brazil)(b)	828,664	9,198,170
Cal-Maine Foods, Inc.	152,315	7,035,430
Campbell Soup Co.	143,331	6,567,427
Conagra Brands, Inc.	211,049	6,924,518
Dole PLC	570,039	7,530,215
General Mills, Inc.	159,430	11,915,798
Hershey Co. (The)	51,937	12,013,548
Hostess Brands, Inc.(b)(c)	285,856	6,871,978
JM Smucker Co. (The)	49,765	7,497,097
John B. Sanfilippo & Son, Inc.	66,305	7,221,278
Kraft Heinz Co. (The)	352,206	12,742,813
Lamb Weston Holdings, Inc.	67,646	7,010,155
Lancaster Colony Corp.(b)	36,000	6,934,680
Mondelez International, Inc., Class A	180,149	13,354,445
Post Holdings, Inc.(b)(c)	86,148	7,348,424
Tootsie Roll Industries, Inc.(b)	194,825	6,791,600
TreeHouse Foods, Inc.(b)(c)	150,525	7,768,595
		144,726,171
	Shares	Value
Restaurants-4.79%
Chipotle Mexican Grill, Inc.(c)	6,671	$13,090,370
Soft Drinks & Non-alcoholic Beverages-7.95%
PepsiCo, Inc.	73,225	13,726,758
Vita Coco Co., Inc. (The)(b)(c)	302,695	7,997,202
		21,723,960
Total Common Stocks & Other Equity Interests (Cost $261,746,608)		273,259,719
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $186,497)	186,497	186,497
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $261,933,105)		273,446,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.00%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,361,021	5,361,021
Invesco Private Prime Fund, 5.38%(d)(e)(f)	13,785,482	13,785,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,145,809)		19,146,503
TOTAL INVESTMENTS IN SECURITIES-107.03% (Cost $281,078,914)		292,592,719
OTHER ASSETS LESS LIABILITIES-(7.03)%		(19,206,272)
NET ASSETS-100.00%		$273,386,447
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,330,575	$(2,144,078)	$-	$-	$186,497	$1,548
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,310,046	$36,783,109	$(39,732,134)	$-	$-	$5,361,021	$105,215*
Invesco Private Prime Fund	21,368,689	82,375,658	(89,956,808)	694	(2,751)	13,785,482	291,791*
Total	$29,678,735	$121,489,342	$(131,833,020)	$694	$(2,751)	$19,333,000	$398,554

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Broadcasting-7.58%
Fox Corp., Class A(b)	604,458	$20,219,120
Paramount Global, Class B(b)	692,540	11,101,416
		31,320,536
Casinos & Gaming-18.40%
Boyd Gaming Corp.	159,817	10,918,697
Churchill Downs, Inc.(b)	74,441	8,623,990
Las Vegas Sands Corp.(c)	340,115	20,342,278
Light & Wonder, Inc.(b)(c)	171,179	12,033,884
MGM Resorts International(b)	257,209	13,058,501
Wynn Resorts Ltd.	101,692	11,082,394
		76,059,744
Food Distributors-7.62%
Sysco Corp.	267,611	20,421,395
US Foods Holding Corp.(c)	259,679	11,096,084
		31,517,479
Hotels, Resorts & Cruise Lines-16.96%
Booking Holdings, Inc.(c)	7,164	21,282,811
Hyatt Hotels Corp., Class A(b)	94,906	11,991,373
Marriott International, Inc., Class A	111,758	22,553,882
Royal Caribbean Cruises Ltd.(b)(c)	131,028	14,296,465
		70,124,531
Interactive Media & Services-2.98%
TripAdvisor, Inc.(b)(c)	660,180	12,312,357
Leisure Facilities-2.31%
Life Time Group Holdings, Inc.(b)(c)	526,639	9,526,900
Movies & Entertainment-22.07%
Cinemark Holdings, Inc.(b)(c)	609,371	10,170,402
Endeavor Group Holdings, Inc., Class A(b)(c)	462,878	10,923,921
Liberty Media Corp.-Liberty Formula One, Class C(c)	273,504	19,856,390
Lions Gate Entertainment Corp., Class A(b)(c)	963,635	7,400,717
Madison Square Garden Sports Corp., Class A	57,514	12,236,104
Sphere Entertainment Co.(b)(c)	426,151	18,090,110
Warner Music Group Corp., Class A(b)	398,417	12,570,056
		91,247,700
	Shares	Value
Passenger Airlines-8.38%
Alaska Air Group, Inc.(b)(c)	230,421	$11,205,373
Copa Holdings S.A., Class A (Panama)(b)	99,192	11,706,640
United Airlines Holdings, Inc.(c)	215,846	11,722,596
		34,634,609
Restaurants-13.71%
Chipotle Mexican Grill, Inc.(c)	9,242	18,135,392
Wendy’s Co. (The)(b)	463,272	9,955,715
Wingstop, Inc.(b)	51,153	8,623,373
Yum China Holdings, Inc. (China)(b)	327,131	19,961,534
		56,676,014
Total Common Stocks & Other Equity Interests (Cost $391,478,414)		413,419,870
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $362,306)	362,306	362,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $391,840,720)		413,782,176
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.05%
Invesco Private Government Fund, 5.24%(d)(e)(f)	21,867,044	21,867,044
Invesco Private Prime Fund, 5.38%(d)(e)(f)	56,906,720	56,906,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,770,568)		78,773,764
TOTAL INVESTMENTS IN SECURITIES-119.15% (Cost $470,611,288)		492,555,940
OTHER ASSETS LESS LIABILITIES-(19.15)%		(79,177,345)
NET ASSETS-100.00%		$413,378,595
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$392,263	$1,457,774	$(1,487,731)	$-	$-	$362,306	$4,116
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,897,937	$78,121,203	$(86,152,096)	$-	$-	$21,867,044	$309,001*
Invesco Private Prime Fund	76,880,409	162,710,486	(182,683,678)	10,796	(11,293)	56,906,720	808,920*
Total	$107,170,609	$242,289,463	$(270,323,505)	$10,796	$(11,293)	$79,136,070	$1,122,037

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Advertising-6.36%
Interpublic Group of Cos., Inc. (The)(b)	21,350	$730,810
Omnicom Group, Inc.(b)	16,327	1,381,591
		2,112,401
Broadcasting-10.27%
Fox Corp., Class A(b)	26,146	874,584
Nexstar Media Group, Inc., Class A	5,158	963,102
Paramount Global, Class B(b)	54,936	880,624
Sinclair, Inc.(b)	49,616	690,158
		3,408,468
Education Services-2.57%
Duolingo, Inc.(c)	5,492	852,304
Health Care Technology-4.37%
GoodRx Holdings, Inc., Class A(b)(c)	157,021	1,450,874
Interactive Media & Services-36.90%
Alphabet, Inc., Class A(c)	12,260	1,627,147
Angi, Inc., Class A(b)(c)	238,966	924,799
Cargurus, Inc.(b)(c)	43,879	994,298
Cars.com, Inc.(b)(c)	45,010	1,026,678
IAC, Inc.(c)	14,128	983,309
Meta Platforms, Inc., Class A(c)	6,090	1,940,274
Pinterest, Inc., Class A(b)(c)	34,497	1,000,068
Shutterstock, Inc.(b)	15,417	793,205
Yelp, Inc.(c)	23,841	1,074,037
Ziff Davis, Inc.(b)(c)	12,943	938,626
ZipRecruiter, Inc., Class A(b)(c)	51,388	951,706
		12,254,147
IT Consulting & Other Services-4.92%
Gartner, Inc.(c)	4,619	1,633,232
Movies & Entertainment-24.46%
Lions Gate Entertainment Corp., Class A(c)	76,247	585,577
Netflix, Inc.(c)	4,222	1,853,332
Spotify Technology S.A.(c)	10,176	1,520,396
Walt Disney Co. (The)(c)	16,730	1,487,130
Warner Bros Discovery, Inc.(c)	128,545	1,680,083
Warner Music Group Corp., Class A	31,526	994,645
		8,121,163
	Shares	Value
Publishing-10.25%
John Wiley & Sons, Inc., Class A(b)	22,364	$765,520
New York Times Co. (The), Class A	22,542	918,812
News Corp., Class A(b)	44,620	884,368
Scholastic Corp.(b)	19,344	835,467
		3,404,167
Total Common Stocks & Other Equity Interests (Cost $31,455,685)		33,236,756
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $79,472)	79,472	79,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $31,535,157)		33,316,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.15%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,966,920	1,966,920
Invesco Private Prime Fund, 5.38%(d)(e)(f)	5,057,794	5,057,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,024,477)		7,024,714
TOTAL INVESTMENTS IN SECURITIES-121.49% (Cost $38,559,634)		40,340,942
OTHER ASSETS LESS LIABILITIES-(21.49)%		(7,136,028)
NET ASSETS-100.00%		$33,204,914
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,956	$553,617	$(554,101)	$-	$-	$79,472	$936
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,942,832	$9,184,083	$(10,159,995)	$-	$-	$1,966,920	$27,680*
Invesco Private Prime Fund	7,567,281	17,660,494	(20,169,805)	1,581	(1,757)	5,057,794	75,650*
Total	$10,590,069	$27,398,194	$(30,883,901)	$1,581	$(1,757)	$7,104,186	$104,266

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-7.94%
Dynatrace, Inc.(b)(c)	20,662	$1,130,005
InterDigital, Inc.(c)	12,055	1,117,378
New Relic, Inc.(b)	12,255	1,029,175
		3,276,558
Communications Equipment-32.75%
Arista Networks, Inc.(b)	13,197	2,046,723
Calix, Inc.(b)(c)	22,421	1,011,411
Cisco Systems, Inc.	37,903	1,972,472
CommScope Holding Co., Inc.(b)(c)	240,758	1,083,411
Digi International, Inc.(b)(c)	29,200	1,224,356
Extreme Networks, Inc.(b)	54,570	1,451,016
Juniper Networks, Inc.	34,476	958,433
Motorola Solutions, Inc.	6,495	1,861,662
NetScout Systems, Inc.(b)	32,661	912,875
Radware Ltd. (Israel)(b)	53,136	998,425
		13,520,784
Consumer Electronics-2.49%
Garmin Ltd.	9,718	1,029,039
Electronic Components-8.09%
Amphenol Corp., Class A	24,830	2,192,737
Belden, Inc.	11,866	1,146,730
		3,339,467
Internet Services & Infrastructure-8.02%
Akamai Technologies, Inc.(b)	11,619	1,097,996
Fastly, Inc., Class A(b)(c)	69,833	1,282,832
Okta, Inc.(b)(c)	12,122	931,697
		3,312,525
Systems Software-35.58%
A10 Networks, Inc.	69,545	1,079,338
Check Point Software Technologies Ltd. (Israel)(b)	8,288	1,095,757
Crowdstrike Holdings, Inc., Class A(b)	12,883	2,082,666
CyberArk Software Ltd.(b)	6,849	1,137,003
Fortinet, Inc.(b)	27,226	2,116,005
	Shares	Value
Systems Software-(continued)
Palo Alto Networks, Inc.(b)(c)	9,770	$2,442,109
Qualys, Inc.(b)(c)	8,413	1,167,724
Rapid7, Inc.(b)	24,036	1,103,493
SolarWinds Corp.(b)(c)	109,317	1,152,201
Tenable Holdings, Inc.(b)(c)	27,037	1,315,620
		14,691,916
Technology Hardware, Storage & Peripherals-5.14%
Apple, Inc.	10,806	2,122,839
Total Common Stocks & Other Equity Interests (Cost $35,537,444)		41,293,128
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $111,582)	111,582	111,582
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $35,649,026)		41,404,710
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.21%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,874,297	1,874,297
Invesco Private Prime Fund, 5.38%(d)(e)(f)	4,819,621	4,819,621
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,693,727)		6,693,918
TOTAL INVESTMENTS IN SECURITIES-116.49% (Cost $42,342,753)		48,098,628
OTHER ASSETS LESS LIABILITIES-(16.49)%		(6,809,328)
NET ASSETS-100.00%		$41,289,300
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,897	$206,903	$(190,218)	$-	$-	$111,582	$1,242
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,545,282	$8,686,895	$(9,357,880)	$-	$-	$1,874,297	$27,605*
Invesco Private Prime Fund	6,478,220	18,082,649	(19,741,629)	191	190	4,819,621	69,518*
Total	$9,118,399	$26,976,447	$(29,289,727)	$191	$190	$6,805,500	$98,365

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Oil & Gas Drilling-16.82%
Helmerich & Payne, Inc.	23,657	$1,059,124
Nabors Industries Ltd.(b)(c)	8,284	1,014,707
Patterson-UTI Energy, Inc.(c)	72,112	1,142,254
Transocean Ltd.(b)(c)	126,175	1,110,340
Valaris Ltd.(b)	23,675	1,818,240
		6,144,665
Oil & Gas Equipment & Services-63.77%
Archrock, Inc.	83,301	971,290
Baker Hughes Co., Class A	50,986	1,824,789
Cactus, Inc., Class A(c)	22,068	1,120,613
ChampionX Corp.(c)	53,551	1,906,415
Expro Group Holdings N.V.(b)	44,809	994,312
Halliburton Co.(c)	47,326	1,849,500
Helix Energy Solutions Group, Inc.(b)(c)	115,831	1,111,978
Liberty Energy, Inc., Class A(c)	60,262	992,515
NexTier Oilfield Solutions, Inc.(b)(c)	94,841	1,130,505
NOV, Inc.(c)	93,294	1,873,343
Oceaneering International, Inc.(b)(c)	47,359	1,063,209
RPC, Inc.	105,889	880,996
Schlumberger N.V.	31,429	1,833,568
TechnipFMC PLC (United Kingdom)(b)	102,896	1,887,113
Tidewater, Inc.(b)(c)	16,427	1,036,708
USA Compression Partners L.P.	39,993	796,261
Weatherford International PLC(b)	24,378	2,025,812
		23,298,927
Oil & Gas Storage & Transportation-19.41%
DHT Holdings, Inc.(c)	98,500	970,225
Dorian LPG Ltd.	33,089	984,067
Frontline PLC (Norway)(c)	55,000	931,150
Golar LNG Ltd. (Cameroon)	35,815	863,858
International Seaways, Inc.(c)	21,905	939,505
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Navigator Holdings Ltd.(b)	53,603	$748,834
Scorpio Tankers, Inc. (Monaco)(c)	16,313	767,364
Teekay Tankers Ltd., Class A (Canada)	20,325	886,373
		7,091,376
Total Common Stocks & Other Equity Interests (Cost $34,131,648)		36,534,968
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $110,194)	110,194	110,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $34,241,842)		36,645,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.71%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,914,309	1,914,309
Invesco Private Prime Fund, 5.38%(d)(e)(f)	4,922,509	4,922,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,836,801)		6,836,818
TOTAL INVESTMENTS IN SECURITIES-119.01% (Cost $41,078,643)		43,481,980
OTHER ASSETS LESS LIABILITIES-(19.01)%		(6,946,744)
NET ASSETS-100.00%		$36,535,236
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$82,865	$731,757	$(704,428)	$-	$-	$110,194	$1,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,959,918	11,385,346	(12,430,955)	-	-	1,914,309	30,740*
Invesco Private Prime Fund	7,611,218	29,347,972	(32,036,751)	38	32	4,922,509	81,323*
Total	$10,654,001	$41,465,075	$(45,172,134)	$38	$32	$6,947,012	$113,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Oil & Gas Services ETF (PXJ)—(continued)
July 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Biotechnology-36.32%
AbbVie, Inc.	121,529	$18,178,308
Amgen, Inc.	77,174	18,070,292
Biogen, Inc.(b)	35,467	9,582,829
Geron Corp.(b)(c)	3,501,880	11,346,091
Gilead Sciences, Inc.	220,422	16,782,931
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	14,359	10,653,086
Travere Therapeutics, Inc.(b)(c)	633,144	10,883,745
United Therapeutics Corp.(b)(c)	49,727	12,069,737
		107,567,019
Health Care Equipment-6.16%
Abbott Laboratories	163,805	18,236,411
Pharmaceuticals-57.13%
Amphastar Pharmaceuticals, Inc.(b)(c)	231,178	14,030,193
Bausch Health Cos., Inc.(b)(c)	1,278,331	12,412,594
Corcept Therapeutics, Inc.(b)(c)	427,464	10,891,783
Eli Lilly and Co.	40,923	18,601,550
Jazz Pharmaceuticals PLC(b)	82,457	10,754,042
Johnson & Johnson	110,453	18,504,191
Ligand Pharmaceuticals, Inc.(b)(c)	138,930	9,298,585
Merck & Co., Inc.	152,920	16,308,918
Pacira BioSciences, Inc.(b)(c)	258,935	9,412,287
Perrigo Co. PLC	324,793	11,900,415
Pfizer, Inc.	436,947	15,756,309
Prestige Consumer Healthcare, Inc.(b)(c)	178,137	11,616,314
Supernus Pharmaceuticals, Inc.(b)(c)	315,637	9,686,899
		169,174,080
Total Common Stocks & Other Equity Interests (Cost $254,383,108)		294,977,510
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $135,339)	135,339	$135,339
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $254,518,447)		295,112,849
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.75%
Invesco Private Government Fund, 5.24%(e)(f)(g)	6,422,909	6,422,909
Invesco Private Prime Fund, 5.38%(e)(f)(g)	16,516,052	16,516,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,937,896)		22,938,961
TOTAL INVESTMENTS IN SECURITIES-107.40% (Cost $277,456,343)		318,051,810
OTHER ASSETS LESS LIABILITIES-(7.40)%		(21,915,425)
NET ASSETS-100.00%		$296,136,385
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,731	$1,342,065	$(1,313,457)	$-	$-	$135,339	$1,733
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,601,820	$66,199,667	$(70,378,578)	$-	$-	$6,422,909	$115,943*
Invesco Private Prime Fund	27,164,158	101,238,044	(111,885,584)	1,735	(2,301)	16,516,052	296,092*
Total	$37,872,709	$168,779,776	$(183,577,619)	$1,735	$(2,301)	$23,074,300	$413,768

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Automotive Parts & Equipment-2.13%
Mobileye Global, Inc., Class A (Israel)(b)(c)	389,225	$14,860,611
Electronic Components-2.47%
Vishay Intertechnology, Inc.	611,783	17,221,692
Electronic Equipment & Instruments-3.00%
Advanced Energy Industries, Inc.(c)	167,091	20,916,451
Electronic Manufacturing Services-2.62%
TE Connectivity Ltd.	127,594	18,308,463
Semiconductor Materials & Equipment-37.04%
Amkor Technology, Inc.	673,940	19,604,915
Applied Materials, Inc.	229,559	34,798,849
Axcelis Technologies, Inc.(b)	109,392	21,930,908
Camtek Ltd. (Israel)(b)(c)	562,548	26,782,910
Cohu, Inc.(b)	417,579	18,227,323
KLA Corp.	37,591	19,319,894
Lam Research Corp.	49,828	35,800,920
Onto Innovation, Inc.(b)	157,351	19,561,876
Photronics, Inc.(b)	905,768	23,957,564
Ultra Clean Holdings, Inc.(b)	503,491	19,183,007
Veeco Instruments, Inc.(b)(c)	685,499	19,303,652
		258,471,818
Semiconductors-52.74%
Advanced Micro Devices, Inc.(b)	264,317	30,237,865
Allegro MicroSystems, Inc. (Japan)(b)(c)	415,018	21,419,079
Analog Devices, Inc.	152,079	30,344,323
Broadcom, Inc.	41,632	37,412,597
Cirrus Logic, Inc.(b)	205,785	16,627,428
Diodes, Inc.(b)	170,246	16,086,544
Lattice Semiconductor Corp.(b)(c)	193,505	17,597,345
Microchip Technology, Inc.	200,833	18,866,252
Micron Technology, Inc.	432,944	30,907,872
NVIDIA Corp.	93,123	43,515,446
NXP Semiconductors N.V. (China)	89,040	19,854,139
	Shares	Value
Semiconductors-(continued)
ON Semiconductor Corp.(b)	188,853	$20,348,911
Silicon Laboratories, Inc.(b)(c)	112,555	16,786,453
Skyworks Solutions, Inc.	154,603	17,681,945
Texas Instruments, Inc.	168,365	30,305,700
		367,991,899
Total Common Stocks & Other Equity Interests (Cost $529,158,112)		697,770,934
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $299,994)	299,994	299,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $529,458,106)		698,070,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.94%
Invesco Private Government Fund, 5.24%(d)(e)(f)	17,470,474	17,470,474
Invesco Private Prime Fund, 5.38%(d)(e)(f)	44,924,077	44,924,077
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,391,478)		62,394,551
TOTAL INVESTMENTS IN SECURITIES-108.98% (Cost $591,849,584)		760,465,479
OTHER ASSETS LESS LIABILITIES-(8.98)%		(62,677,919)
NET ASSETS-100.00%		$697,787,560
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$483,981	$1,688,063	$(1,872,050)	$-	$-	$299,994	$2,884
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,923,048	58,084,500	(53,537,074)	-	-	17,470,474	196,612*
Invesco Private Prime Fund	33,230,696	92,725,329	(81,031,391)	3,823	(4,380)	44,924,077	526,051*
Total	$46,637,725	$152,497,892	$(136,440,515)	$3,823	$(4,380)	$62,694,545	$725,547

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Semiconductors ETF (PSI)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Advertising-11.88%
Integral Ad Science Holding Corp.(b)(c)	278,992	$5,816,983
Perion Network Ltd. (Israel)(b)(c)	160,677	5,879,171
Trade Desk, Inc. (The), Class A(b)	133,575	12,190,055
		23,886,209
Application Software-51.05%
Agilysys, Inc.(b)(c)	69,816	5,140,552
Altair Engineering, Inc., Class A(b)(c)	69,641	5,218,897
Bentley Systems, Inc., Class B(c)	104,968	5,655,676
Blackbaud, Inc.(b)(c)	67,564	5,097,704
HubSpot, Inc.(b)(c)	18,553	10,770,944
Intapp, Inc.(b)	123,719	5,079,902
Manhattan Associates, Inc.(b)	28,231	5,381,393
MicroStrategy, Inc., Class A(b)(c)	16,828	7,368,645
Nutanix, Inc., Class A(b)(c)	190,544	5,754,429
Smartsheet, Inc., Class A(b)(c)	104,518	4,640,599
SPS Commerce, Inc.(b)(c)	30,439	5,490,891
Synopsys, Inc.(b)	22,708	10,259,474
Vertex, Inc., Class A(b)(c)	227,183	4,716,319
Workday, Inc., Class A(b)	46,277	10,973,665
Workiva, Inc.(b)(c)	51,380	5,409,800
Yext, Inc.(b)(c)	585,151	5,687,668
		102,646,558
Asset Management & Custody Banks-2.53%
AssetMark Financial Holdings, Inc.(b)(c)	170,346	5,093,345
Communications Equipment-2.20%
Harmonic, Inc.(b)(c)	296,314	4,421,005
Health Care Technology-2.67%
Veradigm, Inc.(b)(c)	396,780	5,364,466
Interactive Home Entertainment-12.09%
Electronic Arts, Inc.	71,240	9,713,574
Playtika Holding Corp.(b)	483,463	5,772,548
Roblox Corp., Class A(b)(c)	225,047	8,833,095
		24,319,217
	Shares	Value
Interactive Media & Services-5.15%
Snap, Inc., Class A(b)(c)	910,768	$10,346,324
Semiconductors-2.62%
Rambus, Inc.(b)(c)	84,069	5,263,560
Systems Software-9.90%
Dolby Laboratories, Inc., Class A(c)	58,871	5,216,560
Fortinet, Inc.(b)	131,085	10,187,926
N-able, Inc.(b)(c)	319,246	4,491,791
		19,896,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $171,157,541)		201,236,961
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.65%
Invesco Private Government Fund, 5.24%(d)(e)(f)	7,684,366	7,684,366
Invesco Private Prime Fund, 5.38%(d)(e)(f)	19,759,797	19,759,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,443,674)		27,444,163
TOTAL INVESTMENTS IN SECURITIES-113.74% (Cost $198,601,215)		228,681,124
OTHER ASSETS LESS LIABILITIES-(13.74)%		(27,629,660)
NET ASSETS-100.00%		$201,051,464
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$154,502	$289,353	$(443,855)	$-	$-	$-	$1,137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,666,175	27,937,741	(25,919,550)	-	-	7,684,366	55,042*
Invesco Private Prime Fund	14,570,164	68,840,258	(63,650,040)	1,668	(2,253)	19,759,797	148,149*
Total	$20,390,841	$97,067,352	$(90,013,445)	$1,668	$(2,253)	$27,444,163	$204,328

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$252,019,739	$-	$-	$252,019,739
Money Market Funds	134,244	49,297,471	-	49,431,715
Total Investments	$252,153,983	$49,297,471	$-	$301,451,454
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$250,639,979	$-	$-	$250,639,979
Money Market Funds	158,461	26,419,412	-	26,577,873
Total Investments	$250,798,440	$26,419,412	$-	$277,217,852
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$159,052,028	$-	$-	$159,052,028
Money Market Funds	102,917	50,552,545	-	50,655,462
Total Investments	$159,154,945	$50,552,545	$-	$209,707,490
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,259,719	$-	$-	$273,259,719
Money Market Funds	186,497	19,146,503	-	19,333,000
Total Investments	$273,446,216	$19,146,503	$-	$292,592,719
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$413,419,870	$-	$-	$413,419,870
Money Market Funds	362,306	78,773,764	-	79,136,070
Total Investments	$413,782,176	$78,773,764	$-	$492,555,940

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,236,756	$-	$-	$33,236,756
Money Market Funds	79,472	7,024,714	-	7,104,186
Total Investments	$33,316,228	$7,024,714	$-	$40,340,942
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,293,128	$-	$-	$41,293,128
Money Market Funds	111,582	6,693,918	-	6,805,500
Total Investments	$41,404,710	$6,693,918	$-	$48,098,628
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,534,968	$-	$-	$36,534,968
Money Market Funds	110,194	6,836,818	-	6,947,012
Total Investments	$36,645,162	$6,836,818	$-	$43,481,980
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$294,977,510	$-	$0	$294,977,510
Money Market Funds	135,339	22,938,961	-	23,074,300
Total Investments	$295,112,849	$22,938,961	$0	$318,051,810
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$697,770,934	$-	$-	$697,770,934
Money Market Funds	299,994	62,394,551	-	62,694,545
Total Investments	$698,070,928	$62,394,551	$-	$760,465,479
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$201,236,961	$-	$-	$201,236,961
Money Market Funds	-	27,444,163	-	27,444,163
Total Investments	$201,236,961	$27,444,163	$-	$228,681,124